U.S. SECURITIES AND EXCHANGE COMMISSION
                                     WASHINGTON DC 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24F-2

1.      Name and address of issuer:
              American Diversified
              Suite 680, 12100 Wilshire Rd
              Los Angeles, CA 90025


2.   Name of each  series  or class of funds  for  which  this  notice is filed:
     American Diversified Fund, Inc. Common Stock, $0.01 Par Value


3.   Investment  Company Act File Number:  811-3434
     Securities Act File Number:           2-76762


4(a) Last day of fiscal year for which this notice is filed: March 31, 1999



4(b) Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) [ ]

     Note: if the Form is being filed late, interest must be paid on the registration fee due.


4(c) Check box if this is the last time the issuer will be filing this Form. [ ]


5.      Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to
     section 24(f):                                                     $634,682

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
     year:                                                            $2,110,395

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

(iv) Total available redemption credits [add items 5(ii) and 5(iii): $2,110,395

(v)  Net sales - if item 5(I) is greater  than item 5(iv)  [subtract  item 5(iv)
     form item 5(i)]:                                                         $0

(vi) Redemption credits available for use in future years - if item 5(i) is less
     than item 5(iv) [subtract item 5(iv) from item 5(I)]:       $ ( 1,475,713 )

(vii) Multiplier for determining registration fee (see instruction C.9)  x.00278

(viii) Registration  fee due [multiply item 5(v) by item 5(vii)] Enter "0" if no
       fee is due):                                                          =$0


6.   Prepaid Shares

     If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:



7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see instruction D):                        +$0


8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                   =$0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:                  [ x ]   No Payment Due

                                                 [   ]   Wire Transfer

                                                 [   ]   Mail or other means


                                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.

By (Signature and Title)* ______________________________
Date:        6/15/99               James Rea, President